UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21117
                                                     ---------

                        UBS Credit Recovery Fund, L.L.C.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                         UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       SEPTEMBER 30, 2008
-------------------------------------------------------------------------------------------------------------------------


                                                                                            REALIZED AND
                                                                                             UNREALIZED        INITIAL
                                                                           % OF MEMBERS'    GAIN/(LOSS)      ACQUISITION
INVESTMENT FUND                               COST         FAIR VALUE         CAPITAL     FROM INVESTMENTS      DATE
--------------------------------         -------------    ------------   ---------------- ----------------- -------------
Trilogy Financial Partners, L.P.         $  25,500,000    $ 29,767,146           3.97%      $ (3,111,395)     1/1/2003
Whitebox Hedged High Yield Fund, L.P.        9,500,000      16,309,522           2.17         (1,656,866)     2/1/2004
Whitebox Hedged High Yield Fund, Ltd.       41,250,000      44,391,388           5.92         (3,961,176)     9/1/2005
                                         -------------    ------------          -----       ------------
   CAPITAL STRUCTURE ARBITRAGE SUBTOTAL  $  76,250,000    $ 90,468,056          12.06%      $ (8,729,437)

European Special Opportunities
   Fund II Ltd., Class B                    20,000,000      20,136,579           2.68            136,579      2/1/2008
Indus Structured Finance Fund, L.P.,
   Class A                                   9,830,930       9,268,566           1.24         (1,002,290)     5/1/2007
Marathon Distressed Subprime
   Fund, L.P.                               20,000,000      17,676,724           2.36         (2,517,749)     9/1/2007
Marathon Structured Finance Fund, L.P.      12,533,859      13,767,439           1.84         (2,744,911)     11/1/2004
Marathon Structured Finance Fund, L.P.
  (side pocket)                              2,466,141       3,094,232           0.41            628,091      11/1/2004
Styx Partners, L.P.                         43,000,000      52,312,107           6.97          1,544,748      8/1/2002
                                         -------------    ------------          -----       ------------
   DIRECT LOANS/STRUCTURED
      FINANCE SUBTOTAL                    $107,830,930    $116,255,647          15.50%      $ (3,955,532)

Aspen Partners, L.P., Series A                      --         555,039           0.07           (373,408)     10/1/2002
Gramercy Argentina Opportunity Fund, Ltd.   10,000,000       8,289,653           1.11         (1,923,496)     8/1/2007
Gramercy Emerging Markets 3c7, L.L.C.       20,000,000      16,859,588           2.25         (4,060,461)     8/1/2007
Marathon Special Opportunity Fund, L.P.     28,500,000      33,982,215           4.53         (2,595,358)     10/1/2002
Monarch Debt Recovery Fund, L.P.             6,750,000      15,373,890           2.05         (1,838,152)     10/1/2002
                                         -------------    ------------          -----       ------------
   DISTRESSED CREDIT SUBTOTAL             $ 65,250,000    $ 75,060,385          10.01%      $(10,790,875)

Ahab Partners, L.P.                         16,000,000      20,020,433           2.67         (3,443,018)     8/1/2002
Brigade Leveraged Capital Structures
   Fund, L.P.                               62,000,000      57,863,521           7.72         (4,136,479)     2/1/2008
Camulos Partners, L.P.                      22,500,000      17,758,929           2.37         (6,576,231)     2/1/2006
Canyon Value Realization Fund, L.P.         28,900,000      29,932,392           3.99         (4,651,979)     8/1/2002
Claren Road Credit Partners, L.P.           63,500,000      60,329,808           8.05         (6,357,320)     10/1/2006
Cyrus Opportunities Fund II, L.P.           11,305,255       7,171,192           0.96         (7,707,918)     8/1/2002
Cyrus Opportunities Fund II, L.P.
   (side pocket - Intelsat)                    456,428         450,369           0.06             (6,059)     8/1/2002
Cyrus Opportunities Fund II, L.P.
   (side pocket - Virgin)                    1,638,317       1,725,312           0.23            (74,431)     8/1/2002
Harbinger Capital Partners Fund I, L.P.             --      31,079,711           4.14         (2,301,701)     8/1/2002
Harbinger Capital Partners Special
   Situations Fund. L.P.                     5,250,000      13,216,744           1.76         (3,855,026)     8/1/2006
Knighthead Domestic Fund, L.P.              16,000,000      15,395,380           2.05           (604,620)     6/1/2008
Pardus European Special Opportunities
   Fund, L.P.                               13,500,000       7,432,410           0.99         (5,523,843)     2/1/2006
                                         -------------    ------------          -----       ------------
   DIVERSIFIED CREDIT SUBTOTAL           $ 241,050,000    $262,376,201          34.99%      $(45,238,625)

Euro/USD FX forward contract                        --              --          (2.81)%     $  1,425,720

Redeemed Investment Funds                           --              --             --        (20,130,570)
                                         -------------    ------------          -----       ------------
TOTAL                                    $ 490,380,930    $544,160,289          69.75%      $(87,419,319)
                                         =============    ============          =====       ============

                                                                                  DOLLAR AMOUNT OF
                                                                FIRST            FAIR VALUE FOR FIRST
                                                              AVAILABLE                AVAILABLE
INVESTMENT FUND                            LIQUIDITY**       REDEMPTION**             REDEMPTION
--------------------------------          ------------      --------------      ----------------------


Trilogy Financial Partners, L.P.            Quarterly
Whitebox Hedged High Yield Fund, L.P.        Monthly
Whitebox Hedged High Yield Fund, Ltd.        Monthly

CAPITAL STRUCTURE ARBITRAGE SUBTOTAL

European Special Opportunities
    Fund II Ltd., Class B                   Quarterly            6/30/2009               20,136,579
Indus Structured Finance Fund, L.P.,
    Class A                               Semi-Annually          6/30/2010                   A
Marathon Distressed Subprime
    Fund, L.P.                            Every 18 months        3/31/2009               17,676,724
Marathon Structured Finance Fund, L.P.    Every 18 months       12/31/2008               13,767,439
Marathon Structured Finance Fund, L.P.
   (side pocket)                               N/A
Styx Partners, L.P.                         Annually

DIRECT LOANS/STRUCTURED
    FINANCE SUBTOTAL

Aspen Partners, L.P., Series A              Annually
Gramercy Argentina Opportunity Fund, Ltd.   Quarterly            9/30/2008                8,289,653
Gramercy Emerging Markets 3c7, L.L.C.     Semi-Annually
Marathon Special Opportunity Fund, L.P.   Every 24 months        9/30/2009***            14,276,127
Monarch Debt Recovery Fund, L.P.            Annually

DISTRESSED CREDIT SUBTOTAL

Ahab Partners, L.P.                         Quarterly
Brigade Leveraged Capital Structures
   Fund, L.P.                               Quarterly
Camulos Partners, L.P.                      Quarterly            9/30/2008***             3,219,405
Canyon Value Realization Fund, L.P.          Annually
Claren Road Credit Partners, L.P.            Quarterly
Cyrus Opportunities Fund II, L.P.           Anniversary
Cyrus Opportunities Fund II, L.P.
   (side pocket - Intelsat)                    N/A
Cyrus Opportunities Fund II, L.P.
   (side pocket - Virgin)                      N/A
Harbinger Capital Partners Fund I, L.P.     Quarterly
Harbinger Capital Partners Special
   Situations Fund. L.P.                    Anniversary          9/30/2008               13,216,744
Knighthead Domestic Fund, L.P.            Every 24 months        6/30/2010               15,395,380
Pardus European Special Opportunities
   Fund, L.P.                                Quarterly


*    Available frequency of redemptions after initial lock up period.
**   Investment Funds with no date provided can be redeemed in full.
*** The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
A Amounts which have redemption restrictions as of 9/30/08 can be redeemed as follows: $3,551,956 during 2010 and $5,716,610 during 2011.

 The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:

                                                            INVESTMENTS IN           OTHER FINANCIAL
     VALUATION INPUTS                                        SECURITIES                INSTRUMENTS *
------------------------------------------------------------------------------------------------------
     LEVEL 1 - QUOTED PRICES                                $        --               $          --
------------------------------------------------------------------------------------------------------
     LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                   --
------------------------------------------------------------------------------------------------------
     LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                 --                 544,160,289
------------------------------------------------------------------------------------------------------
        TOTAL                                               $        --               $ 544,160,289
------------------------------------------------------------------------------------------------------

*    Other Financial Instruments include investments in other investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                            INVESTMENTS IN           OTHER FINANCIAL
                                                             SECURITIES                INSTRUMENTS *
------------------------------------------------------------------------------------------------------
     BALANCE AS OF DECEMBER 31, 2007                        $        --               $ 503,549,585
------------------------------------------------------------------------------------------------------
       ACCRUED DISCOUNTS/PREMIUMS                                    --                          --
------------------------------------------------------------------------------------------------------
       REALIZED GAIN/LOSS                                            --                  (4,258,663)
------------------------------------------------------------------------------------------------------
       CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)              --                 (84,586,376)
------------------------------------------------------------------------------------------------------
       NET PURCHASES (SALES)                                         --                 129,455,743
------------------------------------------------------------------------------------------------------
       TRANSFERS IN AND/OR OUT OF LEVEL 3                            --                          --
------------------------------------------------------------------------------------------------------
     BALANCE AS OF SEPTEMBER 30, 2008                       $        --               $ 544,160,289
------------------------------------------------------------------------------------------------------

*    Other Financial Instruments include investments in other investment funds

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   UBS Credit Recovery Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.